Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Gross carrying value		¥ 2,321,481
Accumulated amortization		(875,586)
Net carrying value		1,445,895		$ 210,297		¥ 428,005
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Gross carrying value		546,150	[1]			218,500	[2]
Accumulated amortization		(102,403)	[1]			(152,152)	[2]
Net carrying value		443,747	[1]	64,540	[1]	66,348	[2]
Intellectual Property Rights
Finite Lived Intangible Assets [Line Items]
Gross carrying value	[3]	442,580				253,403
Accumulated amortization	[3]	(119,152)				(61,242)
Net carrying value	[3]	323,428		47,041		192,161
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Gross carrying value	[4]	373,702
Accumulated amortization	[4]	(84,325)
Net carrying value	[4]	289,377		42,088
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross carrying value		198,492	[1]			158,189
Accumulated amortization		(102,947)	[1]			(72,434)
Net carrying value		95,545	[1]	13,896	[1]	85,755
User List
Finite Lived Intangible Assets [Line Items]
Gross carrying value		151,896				148,500
Accumulated amortization		(148,670)				(148,500)
Net carrying value		3,226		469		0
Online Literature
Finite Lived Intangible Assets [Line Items]
Gross carrying value		140,807
Accumulated amortization		(18,803)
Net carrying value		122,004		17,745
Domain Names
Finite Lived Intangible Assets [Line Items]
Gross carrying value		140,608				140,453
Accumulated amortization		(85,042)				(70,943)
Net carrying value		55,566		8,082		69,510
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying value		119,700				119,700
Accumulated amortization		(119,700)				(119,700)
Net carrying value		0		0		0
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying value	[4]	101,730
Accumulated amortization	[4]	(9,304)
Net carrying value	[4]	92,426		13,443
Others
Finite Lived Intangible Assets [Line Items]
Gross carrying value		105,816	[1]			90,905
Accumulated amortization		(85,240)	[1]			(76,674)
Net carrying value		¥ 20,576	[1]	$ 2,993	[1]	14,231
Intangible Assets Excluding Licensed Copyrights
Finite Lived Intangible Assets [Line Items]
Gross carrying value						1,129,650
Accumulated amortization						(701,645)
Net carrying value						¥ 428,005

[1]	In February 2018, the Company entered into a share purchase agreement with Baidu, pursuant to which the Company will issue to Baidu an aggregate of 36,860,691 Class B ordinary shares. As consideration for the issuance of such shares and subject to the conditions set forth in the share purchase agreement, Baidu agreed to (i) undertake certain non-compete obligations towards the Company with respect to the online movie ticket and show ticket booking business of Baidu and its affiliates; (ii) direct user traffic related to such ticket business to the Company; (iii) provide the Company with technological support with respect to the Company’s ticket booking business; (iv) license certain trademarks and certain intellectual property rights to the Company; and (v) enter into a ticket business cooperation agreement with the Company, which has been signed concurrently. The transaction was closed on April 12, 2018 and accounted for as an asset acquisition, whereby intangible assets were recorded by the Company
[2]	Pursuant to the services agreement entered into between the Company and Baidu on March 15, 2010 (amended and restated on August 15, 2010 and December 6, 2011), Baidu provides traffic acquisition services to the Group over a ten year period. Due to Baidu’s acquisition of the Company in November 2012 and the Company’s election to apply pushdown accounting (Note 1), a favorable contract asset with a useful life of 7.3 years was recorded. In January 2018, the Company and Baidu agreed to terminate the traffic acquisition service contract in exchange for Baidu paying a fee of US$27,000 to the Company. The excess of the fee received by the Company over the book value of the recorded favorable contract asset, amounting to RMB104,200 (US$15,155), was accounted for as a deemed contribution from the controlling shareholder.
[3]	Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.
[4]	The addition of intangible assets RMB707,000 is generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3), of which RMB366,000 was attributed to published mobile games with a useful life of two years, RMB101,000 attributable to technology with a useful life of five years and RMB240,000 attributable to mobile games in development. Once the mobile games in development achieve technological feasibility, they will be amortized over a maximum of four years. The carrying amount of mobile games in development with an indefinite useful life was RMB nil and RMB232,298 (US$33,786), as of December 31, 2017 and 2018, respectively.